CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	$ 1,054,198,440	$ 1,049,899,221
Right of use assets	3,176,398	5,545,007
Intangible assets	2,897,120	3,452,567
Investments	69,400	69,400
Goodwill	692,222	692,222
Inventories	66,966,508	49,368,121
Other receivables	6,253,981	4,024,529
Other assets	680,232	0
Total non-current assets	1,134,934,301	1,113,051,067
Current assets
Inventories	201,763,707	166,558,064
Other receivables	13,831,410	47,358,732
Trade accounts receivable	49,249,273	49,539,392
Investments	578,466	3,724,558
Cash and banks	7,974,897	10,940,003
Total current assets	273,397,753	278,120,749
Total assets	1,408,332,054	1,391,171,816
SHAREHOLDERS’ EQUITY AND LIABILITIES
Capital stock and other capital related accounts	264,406,795	265,619,053
Reserves	375,127,551	360,154,354
Retained earnings	153,809,532	14,973,197
Equity attributable to owners of the parent company	793,343,878	640,746,604
Non-controlling interest	(222,136)	(39,119)
Total shareholders’ equity	793,121,742	640,707,485
Non-current liabilities
Borrowings	70,221,168	239,856,931
Lease liabilities	1,798,286	6,038,159
Provisions	11,241,035	14,680,570
Salaries and social security contributions	1,508,711	1,146,915
Other liabilities	1,010,198	1,040,725
Deferred tax liabilities	261,609,813	232,134,742
Total non-current liabilities	347,389,211	494,898,042
Current liabilities
Borrowings	100,680,037	81,061,928
Lease liabilities	1,388,357	2,644,870
Accounts payable	93,590,802	124,681,093
Advances from customers	6,411,006	9,542,620
Salaries and social security contributions	17,909,953	19,324,436
Tax liabilities	46,844,680	6,426,293
Other liabilities	996,266	11,885,049
Total current liabilities	267,821,101	255,566,289
Total liabilities	615,210,312	750,464,331
Total shareholders’ equity and liabilities	$ 1,408,332,054	$ 1,391,171,816